Financial Assets and Liabilities at Fair Value through Profit or Loss - Summary of Financial Assets and Liabilities at Fair Value through Profit or Loss (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets, Mandatorily measured at FVTPL	$ 14,342.1		$ 1,070.4
Current	924.6		1,070.4
Noncurrent	13,417.5	$ 438.2	0.0
Total	14,342.1		1,070.4
Convertible Preferred Stock [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Mandatorily measured at FVTPL	13,307.2		0.0
Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Mandatorily measured at FVTPL	701.2		947.5
Financial liabilities, Held for trading	121.4		116.2
Convertible Bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Mandatorily measured at FVTPL	223.4		122.9
Mutual funds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Mandatorily measured at FVTPL	$ 110.3		$ 0.0